                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                   OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-4946

                           THOMPSON PLUMB FUNDS, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                           1200 JOHN Q. HAMMONS DRIVE
                                MADISON, WI 53717
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)--(ZIP CODE)

                           JOHN W. THOMPSON, CHAIRMAN
                           THOMPSON PLUMB FUNDS, INC.
                           1200 JOHN Q. HAMMONS DRIVE
                            MADISON, WISCONSIN 53717
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                 WITH A COPY TO:

                                 VINITA K. PAUL
                               QUARLES & BRADY LLP
                            411 EAST WISCONSIN AVENUE
                           MILWAUKEE, WISCONSIN 53202

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (608) 827-5700

                   DATE OF FISCAL YEAR END: NOVEMBER 30, 2005

                    DATE OF REPORTING PERIOD: AUGUST 31, 2005

          Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

          A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

                           THOMPSON PLUMB FUNDS, INC.
                           THOMPSON PLUMB GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                           August 31, 2005 (Unaudited)

                                             Shares        Value
                                           ---------   ------------
COMMON STOCKS - 99.7%

   CONSUMER DISCRETIONARY - 14.1%
      Household Durables - 0.7%
      Blyth                                  338,850   $  8,420,423
                                                       ------------
      Internet & Catalog Retail - 0.7%
      eBay (a)                               201,350      8,152,662
                                                       ------------
      MEDIA - 12.6%
      Clear Channel Communications           290,350      9,668,655
      Comcast - Class A Special (a)          351,050     10,594,689
      Dow Jones & Co.                        197,800      8,080,130
      Time Warner                          2,301,450     41,241,984
      Tribune                                 78,100      2,934,217
      Viacom - Class B                     2,064,550     70,174,054
                                                       ------------
                                                        142,693,729
                                                       ------------
      SPECIALTY RETAIL - 0.1%
      Bed Bath & Beyond (a)                   19,600        794,780
                                                       ------------
   CONSUMER STAPLES - 13.2%
      BEVERAGES - 6.5%
      Coca-Cola                            1,431,600     62,990,400
      PepsiCo                                192,100     10,536,685
                                                       ------------
                                                         73,527,085
                                                       ------------
      FOOD & STAPLES RETAILING - 3.6%
      Sysco                                  242,800      8,104,664
      Wal-Mart Stores                        730,900     32,861,264
                                                       ------------
                                                         40,965,928
                                                       ------------
      FOOD PRODUCTS - 1.0%
      General Mills                          239,650     11,052,658
                                                       ------------
      HOUSEHOLD PRODUCTS - 1.9%
      Colgate-Palmolive                      416,200     21,850,500
                                                       ------------
      PERSONAL PRODUCTS - 0.2%
      Estee Lauder - Class A                  70,100      2,831,339
                                                       ------------
   ENERGY - 9.9%
      Oil, Gas & Consumable Fuels - 9.9%
      Chevron                                745,650     45,782,910
      Exxon Mobil                          1,108,300     66,387,170
                                                       ------------
                                                        112,170,080
                                                       ------------

                           THOMPSON PLUMB FUNDS, INC.
                           THOMPSON PLUMB GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                           August 31, 2005 (Unaudited)

                                                  Shares        Value
                                                ---------   ------------
COMMON STOCKS - 99.7% (Continued)

   FINANCIALS - 30.1%
      CAPITAL MARKETS - 5.1%
      Morgan Stanley                              496,150   $ 25,239,150
      State Street                                670,200     32,390,766
                                                            ------------
                                                              57,629,916
                                                            ------------
      COMMERCIAL BANKS - 3.4%
      Fifth Third Bancorp                         936,100     38,763,901
                                                            ------------
      DIVERSIFIED FINANCIAL SERVICES - 1.7%
      Citigroup                                   437,500     19,149,375
                                                            ------------
      INSURANCE - 9.3%
      American International Group                949,650     56,219,280
      Berkshire Hathaway - Class B (a)              5,900     16,378,400
      Cincinnati Financial                        698,735     28,634,160
      St. Paul Travelers                          106,650      4,587,017
                                                            ------------
                                                             105,818,857
                                                            ------------
      THRIFTS & MORTGAGE FINANCE - 10.6%
      Fannie Mae                                1,524,100     77,790,064
      Freddie Mac                                 703,300     42,465,254
                                                            ------------
                                                             120,255,318
                                                            ------------
   HEALTH CARE - 13.0%
      Biotechnology - 2.3%
      Amgen (a)                                   334,950     26,762,505
                                                            ------------
      HEALTH CARE EQUIPMENT & SUPPLIES - 1.1%
      Clarient (a)                              1,501,450      2,477,393
      Medtronic                                   168,600      9,610,200
                                                            ------------
                                                              12,087,593
                                                            ------------
      HEALTH CARE PROVIDERS & SERVICES - 4.6%
      Cardinal Health                             354,300     21,119,823
      IMS Health                                  918,600     24,985,920
      Schein, Henry (a)                           152,650      6,363,979
                                                            ------------
                                                              52,469,722
                                                            ------------
      PHARMACEUTICALS - 5.0%
      Pfizer                                    2,213,250     56,371,477
                                                            ------------

                           THOMPSON PLUMB FUNDS, INC.
                           THOMPSON PLUMB GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                           August 31, 2005 (Unaudited)

                                                            Shares         Value
                                                          ---------   --------------
COMMON STOCKS - 99.7% (Continued)

   INDUSTRIALS - 3.1%
      INDUSTRIAL CONGLOMERATES - 3.1%
      Tyco                                                1,269,600   $   35,332,968
                                                                      --------------
   INFORMATION TECHNOLOGY - 16.3%
      Communications Equipment - 1.7%
      Cisco Systems (a)                                     612,150       10,786,083
      Nokia Oyj ADR                                         503,100        7,933,887
                                                                      --------------
                                                                          18,719,970
                                                                      --------------
      COMPUTERS & PERIPHERALS - 1.2%
      Hewlett-Packard                                       505,050       14,020,188
                                                                      --------------
      ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.7%
      Celestica (a)                                         438,800        5,234,884
      Solectron (a)                                         775,100        3,177,910
      Symbol Technologies                                     1,350           12,393
                                                                      --------------
                                                                           8,425,187
                                                                      --------------
      IT SERVICES - 6.3%
      First Data                                          1,219,650       50,676,457
      Fiserv (a)                                            228,450       10,250,551
      Paychex                                               319,900       10,918,187
                                                                      --------------
                                                                          71,845,195
                                                                      --------------
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.8%
      Intel                                                 331,150        8,517,178
                                                                      --------------
      SOFTWARE - 5.6%
      Microsoft                                           2,320,250       63,574,850
                                                                      --------------
      TOTAL COMMON STOCKS (COST $1,061,686,621)                        1,132,203,384
                                                                      --------------
WARRANTS - 0.0%
   HEALTH CARE - 0.0%
      Health Care Equipment & Supplies - 0.0%
      Clarient, issued 3/31/2004, exercise price $2.75,
         expires 3/31/2008 (a) (b)                           30,000               --
      Clarient, issued 4/27/2004, exercise price $2.75,
         expires 4/27/2008 (a) (b)                           45,000               --
                                                                      --------------
                                                                                  --
                                                                      --------------
      TOTAL WARRANTS (COST $0)                                                    --
                                                                      --------------

                           THOMPSON PLUMB FUNDS, INC.
                           THOMPSON PLUMB GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                           August 31, 2005 (Unaudited)

                                                        Principal
                                                          Amount         Value
                                                        ---------   --------------
SHORT-TERM INVESTMENTS - 0.0%

   VARIABLE RATE DEMAND NOTES - 0.0%
      Wisconsin Central Credit Union, 3.363%                $5      $            5
                                                                    --------------
      Total Variable Rate Demand Notes                                           5
                                                                    --------------
      TOTAL SHORT-TERM INVESTMENTS (COST $5)                                     5
                                                                    --------------
      TOTAL INVESTMENTS - 99.7% (COST $1,061,686,626)                1,132,203,389
                                                                    --------------
      NET OTHER ASSETS AND LIABILITIES - 0.3%                            2,847,478
                                                                    --------------
      NET ASSETS - 100.0%                                           $1,135,050,867
                                                                    ==============

(a) Non-income producing security
(b) Security is illiquid

Federal tax cost                                                    $1,072,302,516
Unrealized appreciation                                             $  119,759,751
Unrealized depreciation                                             $  (59,858,878)
Net unrealized appreciation (depreciation)                          $   59,900,873

                           THOMPSON PLUMB FUNDS, INC.
                            THOMPSON PLUMB BOND FUND
                             SCHEDULE OF INVESTMENTS
                           August 31, 2005 (Unaudited)

                                                               Shares or
                                                               Principal
                                                                Amount        Value
                                                              ----------   -----------
PREFERRED STOCKS - 1.6%

   FINANCIALS - 1.6%
      INSURANCE - 1.6%
      MetLife, Inc., 6.500% Non-Cumulative, Series B              19,500   $   503,490
                                                                           -----------
      TOTAL PREFERRED STOCKS (COST $487,500)                                   503,490
                                                                           -----------

BONDS - 95.8%

   CORPORATE BONDS - 68.2%
      Adelphia Communications, 9.875% due 3/1/2005 (a)        $1,198,000       998,832
      Beneficial Corp., 6.850% due 10/3/2007                   1,000,000     1,050,598
      First Data Corp., 6.375% due 12/15/2007                    350,000       365,284
      Ford Motor Credit Co., 6.875% due 2/1/2006               1,198,000     1,205,969
      Gannett Co., 4.125% due 6/15/2008                        1,000,000       996,206
      General Motors Acceptance Corp., 6.750% due 1/15/2006    2,000,000     2,011,840
      Hartford Life, 7.100% due 6/15/2007                        500,000       523,685
      Hartford Life Global, 3.630% due 6/15/2010 (b)             500,000       489,600
      Hertz Corp., 4.700% due 10/2/2006                          500,000       495,757
      Household Finance Co., 7.650% due 5/15/2007              1,000,000     1,050,089
      International Lease Finance, 5.625% due 6/1/2007           850,000       866,800
      Kerr-McGee, 6.625% due 10/15/2007                        1,000,000     1,031,522
      Marshall & Ilsley, 5.750% due 9/1/2006                   1,000,000     1,012,223
      Maytag, 6.875% due 3/31/2006                             1,000,000     1,018,750
      Morgan, J. P., 6.700% due 11/1/2007                      1,000,000     1,046,115
      Morgan Stanley, 4.530% due 6/1/2011 (b)                    500,000       503,090
      Penney, J. C., 7.600% due 4/1/2007                       1,000,000     1,040,000
      Sears, Roebuck, 6.700% due 11/15/2006                    1,000,000     1,009,089
      SLM, 4.710% due 3/2/2009 (b)                             1,000,000       989,170
      Thermo Electron Cvt., 3.250% due 11/1/2007               1,500,000     1,477,500
      Tribune, 6.875% due 11/1/2006                            1,000,000     1,025,086
      US West, 6.625% due 9/15/2005                              265,000       265,331
      Wisconsin Power & Light, 7.000% due 6/15/2007            1,000,000     1,043,245
                                                                           -----------
      Total Corporate Bonds                                                 21,515,781
                                                                           -----------

   UNITED STATES GOVERNMENT AND AGENCY ISSUES - 27.6%
      Fannie Mae, 4.000% due 10/30/2008                        1,250,000     1,241,629
      Federal Home Loan Banks, 4.250% due 3/24/2008            1,000,000       996,755
      Federal Home Loan Banks, 3.000% due 12/30/2008           1,000,000       981,808
      Federal Home Loan Banks, 3.000% due 6/30/2009              350,000       344,389
      Freddie Mac, 3.290% due 6/16/2009                          600,000       580,786
      United States Treasury Note, 2.750% due 7/31/2006        4,600,000     4,557,234
                                                                           -----------
      Total United States Government and Agency Issues                       8,702,601
                                                                           -----------
      TOTAL BONDS (COST $30,381,801)                                        30,218,382
                                                                           -----------

                       See Notes to Financial Statements.

                           THOMPSON PLUMB FUNDS, INC.
                            THOMPSON PLUMB BOND FUND
                             SCHEDULE OF INVESTMENTS
                           August 31, 2005 (Unaudited)

                                                           Principal
                                                             Amount       Value
                                                           ---------   -----------
SHORT-TERM INVESTMENTS - 1.3%

   UNITED STATES GOVERNMENT BILLS - 0.9%
      United States Treasury Bills, 3.078% due 9/15/2005    $300,000   $   299,655
                                                                       -----------
      Total United States Government Bills                                 299,655
                                                                       -----------

   VARIABLE RATE DEMAND NOTES - 0.4%
      Wisconsin Central Credit Union, 3.363%                 111,325       111,325
                                                                       -----------
      Total Variable Rate Demand Notes                                     111,325
                                                                       -----------
      TOTAL SHORT-TERM INVESTMENTS (COST $410,980)                         410,980
                                                                       -----------
      TOTAL INVESTMENTS - 98.7% (COST $31,280,281)                      31,132,852
                                                                       -----------
      NET OTHER ASSETS AND LIABILITIES - 1.3%                              397,087
                                                                       -----------
      NET ASSETS - 100.0%                                              $31,529,939
                                                                       ===========

(a) Adelphia Communications bonds are currently in default. When a bond is in default its scheduled interest payments are not currently being paid, and there may be interest in arrears for previous unpaid interest expense.

(b) Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of August 31, 2005.

Federal tax cost                                                       $31,280,335
Unrealized appreciation                                                $   224,371
Unrealized depreciation                                                $  (371,854)
Net unrealized appreciation (depreciation)                             $  (147,483)

                       See Notes to Financial Statements.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

ITEM 2. CONTROLS AND PROCEDURES

     (a) Disclosure Controls and Procedures. Based on an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) carried out under the supervision and with the participation of the Registrant's management, including its principal executive and financial officers, within 90 days prior to the filing date of this report on Form N-Q, the Registrant's principal executive and financial officers have concluded that the design and operation of the Registrant's disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the SEC's rules and forms.

     (b) Changes in Internal Control Over Financial Reporting. There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

     The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
    3(a)      Certification of Principal Executive Officer Required by Section
              302 of the Sarbanes-Oxley Act of 2002

    3(b)      Certification of Principal Financial Officer Required by Section
              302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 26th day of October, 2005.

                                       THOMPSON PLUMB FUNDS, INC.


                                       By: /s/ John W. Thompson
                                           -------------------------------------
                                           John W. Thompson, Chairman

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities indicated on this 26th day of October, 2005.


                                       By: /s/ John W. Thompson
                                           -------------------------------------
                                           John W. Thompson, Chairman
                                           (Principal Executive Officer)


                                       By: /s/ Penny M. Hubbard
                                           -------------------------------------
                                           Penny M. Hubbard, Chief Financial
                                           Officer (Principal Financial Officer)